INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income tax expense
Current federal expense	$ 619	$ 2,023
Current state expense	148	389
Deferred federal expense (benefit)	1,551	(305)
Deferred state expense (benefit)	372	(57)
Total	$ 2,690	$ 2,050